Summary of Significant Accounting Policies - Schedule of Effect on Application of IFRS 15 on Group's Consolidated Statement of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Other current assets	₩ 546,048	₩ 241,928
Current liabilities
Provisions	98,254
Increase (decrease) due to application of IFRS 15 [member]
Current assets
Other current assets	(7,489)
Current liabilities
Provisions	(7,489)
Amounts (Balance) without adoption of IFRS 15 [member]
Current assets
Other current assets	538,559
Current liabilities
Provisions	₩ 90,765